Financial Assets and Financial Liabilities - Summary of Carrying Amount of Monetary Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalents [Line Items]
Total	€ 244.2	€ 747.2
Currency risk | Monetary liabilities and provisions in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	1,858.1	567.3
Currency risk | Monetary assets in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	1,484.7	1,191.9
Currency risk | Cash and cash equivalents in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	€ 617.6	€ 122.6